Significant Accounting Policies (Narrative) (Details) € in Thousands, $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 30, 2015 USD ($) property shares	Sep. 30, 2015 EUR (€)	Sep. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2015 USD ($)	Sep. 30, 2015 USD ($) property shares	Sep. 30, 2015 EUR (€)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) property shares	Dec. 31, 2013 USD ($) property shares	Dec. 31, 2012 USD ($) shares	Dec. 19, 2014 USD ($)	Jun. 09, 2014 property
Accounting Policies [Line Items]
Impairment of long-lived assets to be disposed of	$ 0		$ 0			$ 149		$ 0			$ 882
Joint ventures and equity investments	$ 13,928					$ 13,928			$ 0	$ 39,385
Number of real estate properties | property	173					173			100	29
Restricted cash and cash equivalents	$ 9,128					$ 9,128			$ 1,244	$ 179
Impairment of real estate								743	4,816	9,643	206,122
Allowance for doubtful accounts receivable	56					56			188	449
Reimbursement Revenue	11,237		8,960			29,113		12,338	20,604	1,203	174
Servicing asset, total	1,515					$ 1,515			1,485	8,758
Retained collateralized debt obligations (CDOs) bonds, other-than-temporary impairment									4,816	2,002
On Retained CDO Bonds for which an OTTI was previously recognized and a portion of an other-than-temporary impairment was recognized in other comprehensive income								743	4,816
Amortization of intangible assets	9,808		3,586			$ 27,947		6,753	12,263	1,291	80
Depreciation and amortization, discontinued operations									0	3	50
Amortization of off market lease unfavorable and off market lease favorable	4,309		1,314			10,359		1,384	2,390	(64)	188
Amortization of intangible assets and liabilities, discontinued operations									0	(34)	196
Unamortized computer software costs	924					924			948	705
Capitalized computer software, amortization	$ 155		123			$ 441		364	486	0	0
Incentive fee recognized									$ 1,136	$ 10,223	$ 1,277
Unvested restricted shares outstanding | shares	197,682					197,682			175,731	678,784	1,383,388
Foreign currency translation gain (loss)	$ (360)					$ (309)
Foreign currency gain (loss), realized	15					25			$ (16)	$ 0	$ 0
Income tax expense (benefit)	985		165			2,116		971	809	8,908	3,330
Income tax expense (benefit), discontinued operations									0	2,515	0
Property operating expenses	11,051		9,238			29,006		13,011	21,120	1,411	1,846
Goodwill	3,663					3,663			3,840
Other assets, unamortized amount	10,699					10,699			23,063	7,030
Asset management incentive fee	111		0			3,082		635
Proceeds from unsecured credit facility	10,120	€ 9,000				10,120	€ 9,000		75,000
Gain on net investment hedge in foreign entity	61					61
Foreign currency translation adjustments						313			48
Discontinued Operations [Member]
Accounting Policies [Line Items]
Impairment of real estate									0	0	35,043
Original Managment Agreement [Member]
Accounting Policies [Line Items]
Management fees, base revenue									$ 9,000
Asset management business description									The Original Management Agreement, which was in effect through December 1, 2013, provided a base management fee of $9,000 per year, payable monthly, plus the reimbursement of all property related expenses paid, and an incentive fee, or the Threshold Value Profits Participation, in an amount equal to the greater of: (a) $3,500 or (b) 10% of the amount, if any, by which the portfolio equity value exceeds $375,000. The Threshold Value Profits Participation was capped at a maximum of $12,000.
Reimbursement / Threshold Value Profits Participation amount benchmark									$ 3,500
Portfolio equity percentage benchmark									10.00%
Portfolio equity value benchmark									$ 375,000
Threshold value profits participation, maximum									12,000
Incentive fee recognized				$ 5,700
Interest under portfolio agreement				$ 12,000
Management Agreement Restated [Member]
Accounting Policies [Line Items]
Management fees, base revenue									$ 7,500
Management agreement extension period									1 year
Asset management business description									The Original Management Agreement with KBS Acquisition Sub, LLC, or KBSAS, a wholly-owned subsidiary of KBS Real Estate Investment Trust, Inc., or KBS REIT, was extended through execution of an Amended and Restated Asset Management Services Agreement, or the Management Agreement, effective as of December 1, 2013, and provides for a base management fee of $7,500 per year, payable monthly, plus the reimbursement of certain administrative and property related expenses. The Management Agreement is effective through December 31, 2016 with a one-year extension option through December 31, 2017, exercisable by KBSAS, and also provides incentive fees in the form of profit participation ranging from 10% – 30% of profits earned on sales.
Minimum [Member] | Management Agreement Restated [Member]
Accounting Policies [Line Items]
Management fee percentage									10.00%
Maximum [Member] | Management Agreement Restated [Member]
Accounting Policies [Line Items]
Management fee percentage									30.00%
Assets Held-for-sale [Member]
Accounting Policies [Line Items]
Assets held-for-sale									$ 0	0
Ground Lease [Member]
Accounting Policies [Line Items]
Amortization of off market lease unfavorable and off market lease favorable	(1)		17			(41)		21
Property operating expenses									38	0	0
Contract Intangible Asset [Member]
Accounting Policies [Line Items]
Amortization of intangible assets	12					36			0	0	$ 0
Other assets, unamortized amount	$ 127					127			480	0
Parent Company [Member]
Accounting Policies [Line Items]
Foreign currency translation adjustments						$ 309			48
Bank of America Portfolio [Member]
Accounting Policies [Line Items]
Business acquisition, percentage of voting interests acquired													50.00%
Number of real estate properties | property													67
Gramercy Finance [Member]
Accounting Policies [Line Items]
Reimbursement Revenue			$ 7,418					$ 7,428	7,428	6,055
Servicing asset, total									$ 1,485	$ 8,758
Management Fee Income Concentration [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk, percentage									78.00%	73.00%	100.00%
Management Fee Income Concentration [Member] | Gramercy Asset Management [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	10.00%	10.00%
Management Fee Income Concentration [Member] | KBS Real Estate Investment Trust Inc. [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	81.00%	81.00%	93.00%			84.00%	84.00%	74.00%
Sales Revenue, Goods, Net [Member] | Customer Concentration Risk [Member]
Accounting Policies [Line Items]
Concentration risk, percentage									29.00%	24.00%	45.00%
Sales Revenue, Goods, Net [Member] | Bank of America [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	21.00%	21.00%	40.00%			26.00%	26.00%	26.00%
Sales Revenue, Goods, Net [Member] | Healthy Way of Life II Limited Liability Company [Member]
Accounting Policies [Line Items]
Concentration risk, percentage	12.00%	12.00%
Building [Member]
Accounting Policies [Line Items]
Property, plant and equipment, useful life						40 years	40 years		40 years
Building Equipment and Fixtures [Member] | Minimum [Member]
Accounting Policies [Line Items]
Property, plant and equipment, useful life						5 years	5 years		5 years
Building Equipment and Fixtures [Member] | Maximum [Member]
Accounting Policies [Line Items]
Property, plant and equipment, useful life						10 years	10 years		10 years
ThreadGreen Europe Limited [Member]
Accounting Policies [Line Items]
Goodwill	$ 3,802				$ 3,802	$ 3,802			$ 3,840			$ 3,887
Goodwill, period increase (decrease)					$ (85)
Scenario, Previously Reported [Member]
Accounting Policies [Line Items]
Unvested restricted shares outstanding | shares									702,926